Note 9 - Subsequent Events (Details Textual) - USD ($)	Oct. 26, 2018	Oct. 03, 2018	Jun. 28, 2018	Oct. 04, 2016	Sep. 30, 2018	Sep. 28, 2018	Dec. 31, 2017
Stock Issued During Period, Shares, New Issues				400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights
Helomics Holding Corp. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			1,100,000
Convertible Preferred Stock Held, Conversion Feature, Percent			20.00%
Helomics Holding Corp. [Member] | Common Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			7,500,000
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 609.38		$ 609.38
Subsequent Event [Member] | Helomics Holding Corp. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,100,000
Convertible Preferred Stock Held, Conversion Feature, Percent	20.00%
Subsequent Event [Member] | Helomics Holding Corp. [Member] | Common Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	7,500,000
Subsequent Event [Member] | Helomics Holding Corp. [Member] | Common Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	4,000,000
Subsequent Event [Member] | Helomics Holding Corp. [Member] | Series D Preferred Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	3,500,000
Subsequent Event [Member] | Warrants in Connection with Convertible Promissory Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,336,805	1,071,776
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.155
Warrants and Rights Outstanding, Term		5 years
Subsequent Event [Member] | Inducement Common Stock Issued in Connection with Convertible Promissory Notes [Member]
Stock Issued During Period, Shares, New Issues		650,000
Securities Purchase Agreements [Member] | Convertible Promissory Note [Member]
Debt Instrument, Face Amount						$ 2,297,727.50
Securities Purchase Agreements [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount	$ 2,865,909
Proceeds from Notes Payable, Net		$ 1,815,000
Proceeds from Notes Payable, Total	$ 500,000	$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Term		1 year
Debt Instrument, Convertible, Conversion Price, Percentage of Lowers Volume-weighted Average Price of Common Stock		70.00%
Conversion Shares, Sum of Number of Conversion Shares Plus Inducement Shares		2,678,328
Securities Purchase Agreements [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price		$ 1